Other Noncurrent Liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Other Liabilities, Noncurrent [Abstract]
Schedule Of Other Liabilities, Noncurrent
Other noncurrent liabilities are as follows (in thousands):

	June 30, 2012	December 31, 2011
Asset retirement obligations	$46	$44
Environmental liabilities	—	2,621
Total Other Noncurrent Liabilities	$46	$2,665